Assets pledged and collateral	12 Months Ended
Dec. 31, 2015
Assets pledged and collateral
36 Assets pledged and collateral
Assets pledged
The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.
Assets pledged
end of	2015	2014
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	137,330	153,982
of which encumbered	91,278	103,245
Collateral
The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2015	2014
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	422,269	444,852
of which sold or repledged	186,132	218,752	[1]
1 Prior period has been corrected.
Other information
end of	2015	2014
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	24,592	26,286
Swiss National Bank required minimum liquidity reserves	2,014	2,202

Bank
Assets pledged and collateral
35 Assets pledged and collateral
Assets pledged
The Bank pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.
Assets pledged
end of	2015	2014
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	130,983	148,345
of which encumbered	91,278	103,245
Collateral
The Bank receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Bank was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2015	2014
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	422,659	444,852
of which sold or repledged	186,298	218,752	[1]
1 Prior period has been corrected.
Other information
end of	2015	2014
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	24,592	26,286
Swiss National Bank required minimum liquidity reserves	1,890	2,051
> Refer to “Note 36 – Assets pledged and collateral” in V – Consolidated financial statements – Credit Suisse Group for further information.